Significant accounting policies (Policies)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Disclosure Significant Accounting Policies [Line Items]
Basis of accounting
The

consolidated

financial

statements (the

financial

statements)
of

UBS

Group

AG

and

its

subsidiaries

(together,

“UBS”

or

the
“Group”)

are

prepared

in

accordance

with

International
Financial

Reporting

Standards

(IFRS),

as

issued

by

the
International

Accounting

Standards

Board

(the

IASB),

and

are
presented in US dollars

(USD). These interim financial

statements
are

prepared

in

accordance

with

IAS

34,
Interim

Financial
Reporting
.
In

preparing

these

interim

financial

statements,

the

same
accounting

policies

and

methods

of

computation

have

been
applied

as

in

the

UBS

Group

AG

consolidated

annual

financial
statements for

the period

ended 31 December

2020, except

for
the

changes

described

in

this

Note.

These

interim

financial
statements

are

unaudited

and

should

be

read

in

conjunction
with UBS

Group AG’s

audited consolidated

financial statements
included

in

the

Annual

Report

2020,

and

the

“Management
report”

sections

of

this

report.

In

the

opinion

of

management,
all

necessary

adjustments

were

made

for

a

fair

presentation

of
the

Group’s

financial

position,

results

of

operations

and

cash
flows.

Preparation of these interim financial statements requires
management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities. These estimates and assumptions are based on the best available information.
Actual results in the future could differ from such estimates and differences may be material to the financial statements.
Revisions to estimates, based on regular reviews, are recognized in the period in which they occur. For more information about areas of estimation uncertainty that are considered to require critical judgment, refer to “Note 1a Significant accounting
policies” in the “Consolidated financial statements” section of the Annual Report 2020 .

Critical accounting estimates and judgments	Preparation of these interim financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities. These estimates and assumptions are based on the best available information. Actual results in the future could differ from such estimates and differences may be material to the financial statements. Revisions to estimates, based on regular reviews, are recognized in the period in which they occur. For more information about areas of estimation uncertainty that are considered to require critical judgment, refer to “Note 1a Significant accounting policies” in the “Consolidated financial statements” section of the Annual Report 2020